Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share	Note 15: Earnings per share

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m	Half-year to 31 Dec 2024 £m

Profit attributable to ordinary shareholders – basic and diluted	2,274	2,145	1,778

	Half-year to 30 Jun 2025 million	Half-year to 30 Jun 2024 million	Half-year to 31 Dec 2024 million

Weighted average number of ordinary shares in issue – basic	60,320	63,453	61,385
Adjustment for share options and awards	739	600	329
Weighted average number of ordinary shares in issue – diluted	61,059	64,053	61,714

Basic earnings per share	3.8p	3.4p	2.9p
Diluted earnings per share	3.7p	3.3p	2.9p